Schedule of Security Deposits (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Security deposits	$ 85,000	$ 1,449,808	$ 1,255,988
Refundable Deposit On Equipment Purchase [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Security deposits	85,000	50,000	50,000
Down Payment on Distillation Equipment [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Security deposits		1,399,413	1,155,000
Security Deposits On Leases Held In Colombia [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Security deposits		395	35,869
Utilities Deposits [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Security deposits			1,090
Security Deposit On Office Lease [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Security deposits			$ 14,029